DEBT - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 01, 2018	Dec. 28, 2019	Dec. 29, 2018	Oct. 31, 2018	Jun. 14, 2018	Dec. 17, 2012
Debt
Outstanding letters of credit		$ 37.3	$ 30.3
Fair value of long-term debt including current portion		170.8
Difference between fair value and carrying value of debt		7.0
Revolving Credit Facility
Debt
Term of debt	5 years
Maximum borrowing capacity	$ 375.0	375.0		$ 295.0
Outstanding letters of credit	40.0
Outstanding letters of credit that can be converted to foreign currency	$ 100.0
Remaining borrowing capacity		$ 361.2	$ 322.7
Revolving Credit Facility | Minimum
Debt
Facility fee (in hundredths)	12.50%
Revolving Credit Facility | Maximum
Debt
Facility fee (in hundredths)	0.30%
Series 2018 C Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		4.20%	4.20%		4.20%
Debt					$ 40.0
Series 2018 D Senior Notes | Senior Notes
Debt
Interest rate (in hundredths)		4.27%	4.27%		4.27%
Debt					$ 35.0
Series 2012 Senior Notes Tranche A | Senior Notes
Debt
Interest rate (in hundredths)		3.89%	3.89%			3.89%
Debt						$ 35.0
Series 2012 Senior Notes Tranche B | Senior Notes
Debt
Interest rate (in hundredths)		3.98%	3.98%			3.98%
Debt						$ 40.0
Series 2002-A Senior Notes Tranche B | Corporate Debt Securities
Debt
Debt						$ 40.0
Shelf Agreement
Debt
Remaining borrowing capacity		$ 150.0
Letter of Credit
Debt
Interest rate (in hundredths)		75.00%
Term of debt		1 year
Letter of Credit | Industrial Development Revenue Bonds
Debt
Outstanding letters of credit		$ 9.8
Letter of Credit | Industrial Development Revenue Bonds | Minimum
Debt
Interest rate (in hundredths)		112.50%